Payables and Other Non-current Liabilities - Composition of Trade and Other Payables (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Payables	€ 1,850	€ 1,913
Debt for spectrum acquisition	1,008	1,184
Payables and other liabilities	433	236
Trade payables	163	318
Other payables	246	175
Other non-current liabilities	1,843	1,692
Contractual liabilities (Note 23)	813	778
Deferred revenue	91	126
Non-current tax payables	938	784
Long-term insurance and reinsurance contracts liabilities to associates and joint ventures (Note 10)	1	4
Total	€ 3,693	€ 3,605